Annual Total Returns[BarChart] - Steward Large Cap Enhanced Index Fund - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.17%	16.43%	36.68%	13.13%	(1.91%)	11.02%	21.34%	(6.91%)	29.48%	12.74%